UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Current liabilities:
Accrued expenses	$ 8,784
Amounts due to related parties	2,438	$ 2,771,194	¥ 20,109,722	¥ 19,173,936
Total liabilities	11,222	7,950,209	57,692,272	65,452,439
Commitments and contingencies
Shareholders’ deficit:
Common stock value	0	5,000	36,102	36,102
Additional paid-in capital	0	1,378,037	10,000,000	9,955,000
Accumulated deficit	(11,222)	(4,795,593)	(34,800,182)	(42,354,186)
Total Mingde Technology Limited's shareholders' deficit	(11,222)	(3,417,556)	(24,800,182)	(32,399,186)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 0	4,502,450	32,672,916	33,053,253
Current assets:
Cash and cash equivalents		80,643	585,202	15,642,560
Short-term investment		2,204,859	16,000,000
Inventories		87,204	632,810	336,922
Amounts due from related parties		184,519	1,339,000	126,400
Prepayments and other current assets, net		338,190	2,454,136	9,331,891
Total current assets		2,895,415	21,011,148	25,437,773
Non-current assets:
Property and equipment, net		73,591	534,026	546,463
Operating lease right of use assets		914,622	6,637,141	5,469,166
Deferred offering cost		521,127	3,781,659	1,599,851
Goodwill		97,695	708,942	0
Total non-current assets		1,607,035	11,661,768	7,615,480
Total assets		4,502,450	32,672,916	33,053,253
Short-term borrowings		0	0	5,000,000
Accounts payable		807	5,856	0
Advance from customers		1,447,314	10,502,722	27,893,632
Taxes payable		1,435,023	10,413,532	4,383,897
Operating lease liabilities, current		249,986	1,814,071	1,081,370
Accrued expenses and other current liabilities		1,309,086	9,499,642	3,059,912
Total current liabilities		7,213,410	52,345,545	60,592,747
Non-current liabilities:
Operating lease liabilities, non-current		736,799	5,346,727	4,859,692
Total non-current liabilities		736,799	5,346,727	4,859,692
Subscription receivable		(5,000)	(36,102)	(36,102)
Non-controlling interests		(30,203)	(219,174)	(0)
Total shareholders’ deficit		$ (3,447,759)	¥ (25,019,356)	¥ (32,399,186)